  PURSUANT TO RULE 434 UNDER THE SECURITIES ACT OF 1933, AS AMENDED, THIS TERM SHEET, TAKEN TOGETHER WITH THE PRELIMINARY PROSPECTUS DATED SEPTEMBER 29, 1997
    (THE "PRELIMINARY PROSPECTUS"), SHALL BE DEEMED TO CONSTITUTE THE FINAL PROSPECTUS OF NUVEEN PREMIUM INCOME MUNICIPAL FUND, INC. (THE "FUND") FOR
 PURPOSES OF SECTION 10(A) OF SUCH ACT WITH RESPECT TO THE SHARES OF MUNICIPAL AUCTION RATE CUMULATIVE PREFERRED STOCK, SERIES F, OFFERED HEREBY. CAPITALIZED
  TERMS USED IN THIS TERM SHEET WHICH ARE NOT DEFINED HEREIN HAVE THE MEANINGS
                  GIVEN TO THEM IN THE PRELIMINARY PROSPECTUS.

   USED IN RELIANCE ON RULE 434 UNDER THE SECURITIES ACT OF 1933, AS AMENDED
         SUPPLEMENT TO PRELIMINARY PROSPECTUS DATED SEPTEMBER 29, 1997

                           -------------------------

                                  $25,000,000

                   NUVEEN PREMIUM INCOME MUNICIPAL FUND, INC.
     MUNICIPAL AUCTION RATE CUMULATIVE PREFERRED STOCK ("MUNIPREFERRED(R)")
                             1,000 SHARES SERIES F

                    LIQUIDATION PREFERENCE $25,000 PER SHARE
                           -------------------------
(R)Registered trademark of John Nuveen & Co. Incorporated.

    The Fund is offering 1,000 shares of each of the following series of its Municipal Auction Rate Cumulative Preferred Stock ("MuniPreferred") by way of the Preliminary Prospectus: Series M, Series T, Series W, Series TH and Series
F. This Term Sheet relates solely to the shares of MuniPreferred, Series F offered by way of the Preliminary Prospectus ("Series F MuniPreferred"), except as otherwise noted. The offering of each series is independent of the offering of each other series, and no offering is contingent upon the closing of any other offering. Certain information presented in the Preliminary Prospectus and this Term Sheet assumes that each offering will be completed as contemplated, but there can be no assurance that this will be the case.

    A Preliminary Statement of Additional Information dated September 29, 1997 containing additional information regarding the Fund has been filed with the Commission and is hereby incorporated by reference in its entirety into the Preliminary Prospectus and this Term Sheet, taken together. No changes have been made to such Preliminary Statement of Additional Information, which, accordingly, shall serve as the Statement of Additional Information relating to the shares of Series F MuniPreferred and the Fund (the "Statement of Additional Information"). A copy of the Statement of Additional Information, the table of contents of which appears on page 30 of the Preliminary Prospectus, may be obtained without charge by calling the Fund at (800) 257-8787. In addition, the Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information filed electronically with the Commission.

    The information contained in the table on the cover page of the Preliminary Prospectus, as it relates to the Series F MuniPreferred (except as otherwise noted), is supplemented and restated as follows:

======================================================================================================================
                                                                PRICE TO                               PROCEEDS TO
                                                                 PUBLIC           SALES LOAD(3)          FUND(4)
----------------------------------------------------------------------------------------------------------------------
Per Share................................................      $25,000(1)            $281.25           $24,718.75
----------------------------------------------------------------------------------------------------------------------
Total....................................................    $25,000,000(2)        $281,250(2)       $24,718,750(2)
======================================================================================================================

(1) Plus accumulated dividends, if any, from the Date of Original Issue.
(2) Total Price to Public, Total Sales Load and Total Proceeds to the Fund would be $125,000,000, $1,406,250 and $123,593,750, respectively, if all shares of
    Municipal Auction Rate Cumulative Preferred Stock offered by way of the Preliminary Prospectus are issued by the Fund.
(3) The Fund and the Adviser have agreed to indemnify the several Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.
(4) Before deducting costs payable by the Fund, estimated at $62,178.50 ($310,879 if all shares of Municipal Auction Rate Cumulative Preferred Stock offered by way of the Preliminary Prospectus are issued by the Fund).
                           -------------------------

    The shares of Series F MuniPreferred are offered by the several Underwriters, subject to prior sale, when, as and if issued to and accepted by them and subject to approval of certain legal matters by counsel for the Underwriters. The Underwriters reserve the right to withdraw, cancel or modify such offer and to reject orders in whole or in part. It is expected that the shares of Series F MuniPreferred will be delivered to the Underwriters through the facilities of the Depository Trust Company on Monday, October 6, 1997.
                           -------------------------

MERRILL LYNCH & CO.
         BT ALEX.BROWN INCORPORATED
                  GOLDMAN, SACHS & CO.
                            JOHN NUVEEN & CO. INCORPORATED
                                     LEHMAN BROTHERS
                                            PAINEWEBBER INCORPORATED
                                                 PRUDENTIAL SECURITIES
                                                 INCORPORATED
                                                        SMITH BARNEY INC.
                           -------------------------

                The date of this Term Sheet is October 3, 1997.

     The information appearing in the first and second sentences of the last paragraph on the inside front cover page of the Preliminary Prospectus, and in the first and second sentences of the first paragraph on page 4 of the Prospectus, as it relates to Series F MuniPreferred, is supplemented and restated as follows:

          Dividends on shares of Series F MuniPreferred shall accumulate at the Applicate Rate for shares of such series (which, for the initial Rate Period of shares of such series, shall be 3.51% per annum) commencing on Monday, October 6, 1997. Except as described in the Preliminary Prospectus, dividends shall be payable on shares of Series F MuniPreferred on Tuesday, October 14, 1997, and thereafter on each Monday.

     The information appearing in the second full paragraph on page 14 of the Preliminary Prospectus, as it relates to Series F MuniPreferred, is supplemented and restated as follows:

          Dividends on shares of Series F MuniPreferred shall be payable, when, as and if declared by the Board out of funds legally available therefor in accordance with the Articles, including the Statement, and applicable law, on Tuesday, October 14, 1997, and thereafter on each Monday; provided, however, that (i) if the Monday on which dividends would otherwise by payable as set forth above is not a Business Day, then such dividends shall be payable on such shares on the first Business Day that falls after such Monday and (ii) the Fund may specify different Dividend Payment Dates in respect of any Special Rate Period of more than 28 Rate Period Days.

     The information appearing in the first sentence of the fifth full paragraph on page 14 of the Preliminary Prospectus, as it relates to Series F MuniPreferred, is supplemented and restated as follows:

          Dividends on shares of Series F MuniPreferred shall accumulate at the Applicable Rate for shares of such series (which, for the initial Rate Period of shares of such series, shall be 3.51% per annum) commencing on Monday, October 6, 1997.

     The information appearing in the table on page 28 of the Preliminary Prospectus, as it relates to Series F MuniPreferred, is supplemented and restated as follows:

                        UNDERWRITER                           SERIES F
                        -----------                           --------
Merrill Lynch, Pierce, Fenner & Smith.......................     125
             Incorporated
BT Alex.Brown Incorporated..................................     125
Goldman, Sachs & Co.........................................     125
John Nuveen & Co. Incorporated..............................     125
Lehman Brothers Inc.........................................     125
PaineWebber Incorporated....................................     125
Prudential Securities Incorporated..........................     125
Smith Barney Inc............................................     125
                                                               -----
             Total..........................................   1,000
                                                               =====

     The information appearing in the first paragraph below the table on page 28 of the Preliminary Prospectus, as it relates to Series F MuniPreferred, is supplemented and restated as follows:

          The Underwriters have advised the Fund that they propose initially to offer the shares of Series F MuniPreferred to the public at $25,000 per share, and to certain dealers at such price less a concession not in excess of $150 per share. The sales load of $281.25 per share is equal to 1.125% of the initial public offering price. The Underwriters may allow and such dealers may reallow a discount not in excess of $37.50 per share to certain other dealers. After the initial public offering, the public offering price, concession and discount may be changed. Investors must pay for any shares of Series F MuniPreferred purchased in this offering on or before Monday, October 6, 1997.